Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2021	2020
	(in € millions)
Trade payables	534	434
Value added tax and sales taxes payable	229	181
Other current liabilities	30	23
Total	793	638